VANECK FUTURE OF FOOD ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 94.8%
Brazil : 2.2%
Yara International ASA (NOK) 1,847 $ 70,108
Underline
Canada : 5.9%
Maple Leaf Foods, Inc. 2,200 42,470
Nutrien Ltd. (USD) 2,280 140,813
183,283
China : 1.8%
Vitasoy International
Holdings Ltd. (HKD) 48,000 58,015
Underline
Denmark : 4.0%
Novozymes A/S 3,091 124,565
Underline
France : 2.9%
Danone SA 1,628 89,924
Underline
Germany : 3.2%
Symrise AG 1,052 100,291
Underline
Ireland : 3.2%
Kerry Group Plc 1,228 100,968
Underline
Isle of Man : 0.3%
Agronomics Ltd. * 76,708 9,175
Underline
Japan : 2.3%
Kubota Corp. 4,800 70,714
Underline
Mexico : 4.3%
Orbia Advance Corp. SAB
de CV 64,280 133,934
Underline
Netherlands : 0.7%
Corbion NV 1,060 21,127
Underline
Norway : 0.1%
Atlantic Sapphire ASA * 10,900 1,602
Underline
Philippines : 0.8%
Monde Nissin Corp. 144A * 147,600 23,554
Underline
Sweden : 1.4%
Oatly Group AB (ADR) * † 50,452 45,210
Underline
Switzerland : 9.6%
Bucher Industries AG 216 82,448
Givaudan SA 40 130,312
Number
of Shares Value
Switzerland (continued)
Nestle SA 768 $ 86,987
299,747
United States : 52.1%
AppHarvest, Inc. * 39,524 674
Archer-Daniels-Midland Co. 1,156 87,186
Balchem Corp. 308 38,204
Ball Corp. 1,844 91,794
Berry Global Group, Inc. 696 43,089
Beyond Meat, Inc. * † 1,589 15,286
Bunge Ltd. 1,652 178,829
Conagra Brands, Inc. 1,584 43,433
Corteva, Inc. 3,295 168,572
Deere & Co. 500 188,690
FMC Corp. 1,457 97,575
Ingredion, Inc. 2,044 201,129
International Flavors &
Fragrances, Inc. 1,016 69,261
John Bean Technologies
Corp. 532 55,934
Kellogg Co. 780 46,418
Lindsay Corp. 664 78,140
Local Bounti Corp. * 427 1,046
Titan International, Inc. * 3,380 45,393
Trimble, Inc. * 1,732 93,286
Valmont Industries, Inc. 408 98,006
1,641,945
Total Common Stocks
(Cost: $4,050,778) 2,974,162
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.0%
Money Market Fund: 2.0%
(Cost: $62,932)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 62,932 62,932
Total Investments: 96.8%
(Cost: $4,113,710) 3,037,094
Other assets less liabilities: 3.2% 100,567
NET ASSETS: 100.0% $ 3,137,661
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
NOK Norwegian Krone
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $57,466.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $23,554, or
0.8% of net assets.

VANECK FUTURE OF FOOD ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Materials 41.4% $ 1,229,645
Consumer Staples 34.4 1,022,732
Industrials 20.8 619,324
Information Technology 3.1 93,286
Financials 0.3 9,175
100.0% $ 2,974,162